Risk Management - Schedule of Exchange Rate (Detail)	Dec. 31, 2019
Change in scenario impacting on profit and loss [member] | Colombia [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0466%)
Change in scenario impacting fair value of other comprehensive income [member] | Colombia [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0466%)
Change in scenario impacting accrual book [member] | Colombia [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0466%)
Currency risk [member] | Change in scenario impacting on profit and loss [member] | Chile [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0718%)
Currency risk [member] | Change in scenario impacting on profit and loss [member] | Chile [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0717%)
Currency risk [member] | Change in scenario impacting fair value of other comprehensive income [member] | Chile [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0718%)
Currency risk [member] | Change in scenario impacting fair value of other comprehensive income [member] | Chile [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0717%)
Currency risk [member] | Change in scenario impacting accrual book [member] | Chile [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0718%)
Currency risk [member] | Change in scenario impacting accrual book [member] | Chile [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange Rate	(0.0717%)